Retirement-Related Benefits - Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Plans
Expected Long-Term Returns on Plan Assets
Period over which changes in fair value of plan assets recognized		5 years
Pension Plans | U.S.
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate		3.10%	4.10%	3.40%
Expected long-term returns on plan assets		4.50%	5.25%	5.25%
Interest crediting rate		2.70%	3.60%	2.30%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate		2.20%	3.10%	4.10%
Interest crediting rate		1.10%	2.70%	3.60%
Pension Plans | U.S. | Expected
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Expected long-term returns on plan assets	3.75%
Pension Plans | U.S. | Personal Pension Plan (PPP)
Interest Crediting Rate
Maturity period of the average interest from August to October		1 year
Percentage interest rate added to average interest from August to October of the one-year U.S. Treasury Constant Maturity yield for computation of interest crediting rate (as a percent)		1.00%
Pension Plans | Non-U.S.
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate		1.19%	1.85%	1.76%
Expected long-term returns on plan assets		3.37%	4.38%	3.62%
Rate of compensation increase		2.60%	2.18%	2.41%
Interest crediting rate		0.28%	0.30%	0.30%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate		0.86%	1.19%	1.85%
Rate of compensation increase		2.50%	2.60%	2.18%
Interest crediting rate		0.26%	0.28%	0.30%
Pension Plans | Non-U.S. | Expected
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Expected long-term returns on plan assets	2.86%
Nonpension Postretirement Benefit Plans | U.S.
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate		2.80%	3.90%	3.30%
Interest crediting rate		2.70%	3.60%	2.30%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate		1.80%	2.80%	3.90%
Interest crediting rate		1.10%	2.70%	3.60%
Nonpension Postretirement Benefit Plans | Non-U.S.
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate		4.98%	7.48%	7.28%
Expected long-term returns on plan assets		7.51%	8.64%	8.91%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate		4.46%	4.98%	7.48%
Retiree Health Benefits
Healthcare Cost Trend Rate
Health care cost trend rate assumed for next fiscal year		6.25%
Ultimate healthcare cost trend rate		5.00%
Period for ultimate trend rate		6 years